Assumptions Used to Determine Fair Value of Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.63%	0.97%	2.08%
Expected term (in years)	4 years 1 month 6 days	4 years 8 months 12 days	4 years 7 months 6 days
Expected volatility	56.00%	56.00%	49.00%
Expected dividend yield	0.00%	0.00%	0.00%